Investments (Tables)	12 Months Ended
Dec. 31, 2017
Investments [Abstract]
Investments in Marketable Equity Securities
Investments in marketable equity securities consist of the following:

	As of December 31
(in thousands)	2017	2016
Total cost	$269,343	$269,343
Gross unrealized gains	266,972	154,886
Total Fair Value	$536,315	$424,229